FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2014 and December 31, 2013, by level within the fair value hierarchy, are as follows:

Fair Value Measurements at March 31, 2014

	Level 1	Level 2	Level 3	Total

Derivative Liability	$—	$—	$409	$409

Fair Value Measurements at December 31, 2013

	Level 1	Level 2	Level 3	Total

Derivative Liability	$—	$—	$5,859	$5,859

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2013 and 2012, by level within the fair value hierarchy, are as follows:

Fair Value Measurements at December 31, 2013

	Level 1	Level 2	Level 3	Total
Warrant liability	$—	$—	$—	$—
Derivative Liability	—	—	5,859,170	5,859,170

Total fair value	$—	$—	$5,859,170	$5,859,170

Fair Value Measurements at December 31, 2012

	Level 1	Level 2	Level 3	Total
Warrant liability	$—	$—	$232,988	$232,988
Derivative Liability	—	—	26,893	26,893

Total fair value	$—	$—	$259,881	$259,881

Schedule Of Changes In Fair Value Of Level 3 Financial Liabilities [Table Text Block]
The following table provides a summary of changes in the fair value of the Company’s Level 3 financial liabilities from December 31, 2013 to March 31, 2014:

Debenture issuance date	October 2, 2013	October 2, 2013	September 6, 2013	October 2, 2013	October 2, 2013	September 6, 2013	October 2, 2013	September 6, 2013	October 2, 2013	October 2, 2013	September 6, 2013	October 2, 2013	October 2, 2013	Total
Number of shares issued (000 omitted)	2,778	2,083	16,667	10,083	1,028	7,500	139	6,806	3,750	13,264	3,889	5,208	1,667
Debenture principal	$111	$83	$667	$403	$41	$300	$6	$272	$150	$531	$156	$208	$67	$2,995
Fair value of debenture at conversion date (1)	$204	$115	$1,333	$811	$46	$498	$9	$388	$171	$591	$220	$301	$97	$4,784

Date of valuation (conversion)	October 2, 2013	February 20, 2014	January 30, 2014	January 30, 2014	March 31, 2014	February 5, 2014	February 10, 2014	March 6, 2014	March 20, 2014	March 31, 2014	February 12, 2014	February 12, 2014	March 4, 2014
Dividend yield (per share)	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%

Exercise price	$0.04	$0.04	$0.04	$0.04	$0.04	$0.04	$0.04	$0.04	$0.04	$0.04	$0.04	$0.04	$0.04
Volatility (annual)	134%	136%	136%	132%	133%	138%	134%	134%	131%	133%	134%	134%	132%
Risk-free rate	0.07%	0.08%	0.06%	0.0006	0.0009	0.0007	0.001	0.0008	0.0009	0.0007	0.0009	0.009	0.0008
Remaining life (years)	0.66	0.61	0.60	0.67	0.51	0.58	0.64	0.50	0.54	0.51	0.56	0.64	0.58

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The following table are the Level 3 Weighted Average reports associated with the derivative liabilities at March 31, 2014:

Exercise Price	$0.04
Volatility	129.00%
Risk-free Rate	0.07%
Contractual Life	0.50
Dividend Yield	0.0%

Summary of Changes in the Fair value of the Companys Level 3 Financial Liability [Table Text Block]
Derivative Liability
December 31, 2013	$5,859
Conversion of 8% senior convertible debentures to common stock (1)	(4,784)
Change in fair value	(666)
March 31, 2014	$409

(1)	The $4,784 was included with the debt discount in the statement of equity as result of the conversions of the convertible debt.

The following table provides a summary of changes in the fair value of the Company’s Level 3 financial liabilities from January 1, 2012 to December 31, 2013:

	Warrant Liability	Derivative Liability	Total
December 31, 2011	283,931	140,706	424,637
Conversion of warrants to common stock	(2,031)	—	(2,031)
Issuance of convertible notes	—	4,044,349	4,044,349
Change in fair value	(48,912)	(4,158,162)	(4,207,074)
December 31, 2012	232,988	26,893	259,881
Issuance of convertible notes	—	8,582,295	8,582,295
Reclass to additional paid in capital	—	(2,711,816)	(2,711,816)
Change in fair value	(232,988)	(38,202)	(271,190)
December 31, 2013	—	$5,859,170	$5,859,170

Fair Value, Concentration of Risk [Table Text Block]
The fair value of the warrants at December 31, 2013 and 2012 were determined using the Black-Scholes model with the following assumptions:

	2013	2012
Annualized volatility	331% - 335%	275% - 624%
Contractual life (years)	.04	.5
Expected dividends	0%	0%
Risk-free investment rate	0.62 - 0.91%	0.12 - .014%